Statements of Changes in Shareholders' Equity - BRL (R$) R$ in Millions		Issued capital [member]	Other reserves [member]	Capital Reserves Stock Options [Member]	Treasury shares [member]	Investment Reserve [Member]	Earnings Reserves Legal [Member]	Retained earnings [member]	Earnings Reserves Govern Mental Subsidy Reserve [Member]	Other Reserve [Member]	Earnings Reserves Appropriated Earnings [Member]	Accumulated other comprehensive income [member]	Controlling Shareholders [member]	Non-controlling interests [member]	Total
Beginning balance, value at Dec. 31, 2020		R$ 5,650		R$ 263	R$ (7)	R$ 4,444	R$ 665	R$ 921	R$ 67			R$ 1,692	R$ 13,695	R$ 3,112	R$ 16,807
Other comprehensive income:
Net income for the year											802		802	158	960
Foreign currency translation												(1,116)	(1,116)	(289)	(1,405)
Other												(2)	(2)	(1)	(3)
Comprehensive income for the year											802	(1,118)	(316)	(132)	(448)
Capital increase (note 24)		209				(200)							9		9
Stock in treasury (note 24)			2		6								8		8
Stock options granted (note 24)				26									26		26
Appropriation of net income to legal reserve (note 24)							40				(40)
Interest on own capital (note 24)						(68)							(68)		(68)
Appropriation of net income to other reserves (note 24)						(1,601)			2,282		(681)
Mandatory dividends (note 24.3)											(81)		(81)		(81)
Dividends paid to non-controlling interests (note 24.4)														(207)	(207)
Subsidiary PUT valuation Disco (note 18.3)														(70)	(70)
Hyperinflation adjustment on foreign investments								388					388	16	404
Others								(9)		(3)			(12)	12
Ending balance, value at Dec. 31, 2021		5,859	2	289	(1)	2,575	705	1,300	2,349	(3)		574	13,649	2,731	16,380
Other comprehensive income:
Net income for the year											(172)		(172)	168	(4)
Foreign currency translation												(2,334)	(2,334)	(596)	(2,930)
Other												8	8	(2)	6
Comprehensive income for the year											(172)	(2,326)	(2,498)	(430)	(2,928)
Capital increase (note 24)		2											2		2
Stock options granted (note 24)				27									27		27
Interest on own capital (note 24)						(14)							(14)		(14)
Transfer between earnings reserve (note 24)						(235)			235
Shareholder Transactions	[1],[2]							(248)					(248)	5	(243)
Dividends paid to non-controlling interests (note 24.4)	[2]													(225)	(225)
Subsidiary PUT valuation Disco (note 18.3)	[2]							(52)					(52)	95	43
Hyperinflation adjustment on foreign investments	[2]							636					636	73	709
Others								(7)		(2)			(9)	(9)	(18)
Ending balance, value at Dec. 31, 2022		5,861	2	316	(1)	2,326	705	1,629	2,584	(5)	(172)	(1,752)	11,493	2,240	13,733
Other comprehensive income:
Net income for the year											(2,271)		(2,271)	137	(2,134)
Foreign currency translation	[3]											1,772	1,772	266	2,038
Other												(22)	(22)		(22)
Comprehensive income for the year											(2,271)	1,750	(521)	403	(118)
Stock options granted (note 24)				16									16		16
Transfer between earnings reserve (note 24)		2,605	(2)	(306)		(1,701)	(515)	(81)
Dividends paid to non-controlling interests (note 24.4)	[4]													(106)	(106)
Subsidiary PUT valuation Disco (note 18.3)	[4]							(2)					(2)		(2)
Hyperinflation adjustment on foreign investments	[4]							385					385	17	402
Deconsolidation - Éxito		(6,659)								5			(6,654)	(2,549)	(9,203)
Ending balance, value at Dec. 31, 2023		R$ 1,807		R$ 26	R$ (1)	R$ 625	R$ 190	R$ 1,931	R$ 2,584		R$ (2,443)	R$ (2)	R$ 4,717	R$ 5	R$ 4,722

[1]	Amount composed mainly by deferred income tax and social contribution in the amount of R$228 related to the segregation of Grupo Éxito's operations. Note 1.2.
[2]	Items related to assets and liabilities held for sale or distribution.
[3]	Cumulative Translation adjustments of the period related to the subsidiaries Éxito and Cnova.
[4]	Items related to Éxito's deconsolidated assets and liabilities (Note nº 1.2).